Restricted share units	12 Months Ended
Dec. 31, 2021
Restricted share units
Restricted share units

20.Restricted share units

The Company’s Board of Directors has adopted the Equity Incentive Plan. The Equity Incentive Plan received majority (and majority of disinterested) shareholder approval in accordance with the policies of the TSXV at the annual and special meeting of the Company’s shareholders held on June 28, 2019. The Equity Incentive Plan is available to (i) the directors of the Company, (ii) the officers and employees of the Company and its subsidiaries and (iii) designated service providers who spend a significant amount of time and attention on the affairs and business of the Company or a subsidiary thereof (each, a “Participant”), all as selected by the Company’s Board of Directors or a committee appointed by the Company’s Board of Directors to administer the Equity Incentive Plan (the “Plan Administrators”).

Number of RSUs
Balance , December 31, 2019	2,146,000
Canceled	(840,000)
Exercised	(618,666)
Balance, December 31, 2020	687,334
Granted (1) (2) (3)	8,120,333
Exercised	(385,000)
Balance, December 31, 2021	7,735,333
(1)	On March 4, 2021, the Board approved the grant of 1,381,333 RSUs to key employees, directors and designated service providers of the Company.
(2)	On September 3, 2021, the compensation committee granted 739,000 fully vested RSUs to directors of the Company.
(3)

On September 8, 2021, the Board granted an aggregated 5,000,000 RSUs to the Co-CEOs of the Company (2,500,000 RSUs to each Co-CEOs).5,000,000 of the RSUs granted to the Co-CEOs (being 2,500,000 of the RSUs granted to a Co-CEO) will vest in four tranches upon the achievement of specified market capitalization targets as follows:

Tranche	Number of RSUs	Market Conditions Vesting Milestones
i.	1,000,000	Increase of market cap to C$ 1.3 Billion
ii.	1,000,000	Increase of market cap to C$ 1.55 Billion
iii.	1,000,000	Increase of market cap to C$ 1.8 Billion
iv.	2,000,000	Increase of market cap to C$ 2 Billion
	5,000,000

An additional aggregate 1,000,000 RSUs will vest (500,000 RSUs per Co-CEO) upon approval by the Board of Directors of the plan to achieve a net zero carbon target and its subsequent successful execution.

20.Restricted share units (continued)

These RSUs contain a market condition, and therefore the Company has used a Monte Carlo Simulation methodology to determine the grant date fair value of the RSUs which incorporated the following assumptions:

Risk-free rate	0.85%
Expected equity volatility	60%
Share price	10.25
Expected dividend rate	0.00%
Probability of success	33.88% - 61.42%

The expense for these RSUs have been valued based on the Company’s share price at the grant date.

Total stock-based compensation for the year ended December 31, 2021, was $28,041,256 (December 31, 2020 - $815,003).